Summary of Share-Based Performance-Earned Restricted Stock Activity (Detail) - Performance Based Restricted Stock Awards - $ / shares shares in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Weighted-Average Grant-Date Fair Value
Beginning balance	$ 35.40
Shares granted	45.79	$ 44.28	$ 35.11
Shares forfeited	38.75
Shares vested	26.99
Ending balance	$ 41.78	$ 35.40
Shares
Beginning balance	1,441
Shares granted	476
Shares forfeited	(21)
Shares vested	(489)
Ending balance	1,407	1,441